Property, plant and equipment (Details Textual) CLF in Thousands, $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($) a lb	Dec. 31, 2020 CLP ($) lb	Dec. 31, 2019 CLF
Statement [Line Items]
Interest costs capitalised	$ 1,074,074	$ 1,087,157	CLF 909,256
Capitalisation rate of borrowing costs eligible for capitalisation	2.04%	2.64%	3.68%
Area of Land Held	5,189
Area of Land Held For Vines Production	4,674
Area Of Land Owned	4,344
Area Of Land Leased	330
Grape Production In Plant Vines | lb	57.7	41.0